POST-EMPLOYMENT BENEFITS - Actuarial Assumptions, Financial Assumptions (Details)	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits [Abstract]
Actuarial assumption of discount rates	1.70%	2.50%
Actuarial assumption of expected rates of salary increases	2.90%	3.10%
Actuarial assumption of expected rates of inflation	2.70%	2.90%